ULTIMUS MANAGERS TRUST
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

FILED VIA EDGAR

December 24, 2013

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Ultimus Managers Trust File Nos. 333-180308 and 811-22680

Ladies and Gentlemen:

On behalf of the Ultimus Managers Trust (“Registrant”), attached for filing under the Securities Act of 1933 and the Investment Company Act of 1940 is Post-Effective Amendment No. 18 (the “Amendment”) to Registrant's registration statement on Form N-1A.  The Amendment is to be effective on February 24, 2014, pursuant to Rule 485(a)(1) under the Securities Act of 1933.

The Amendment is being filed to add a new share class to the Lyrical U.S. Value Equity Fund, a series of the Registrant.

Please direct any questions regarding this filing to the undersigned at 513.587.3451.

Very truly yours,

/s/ Frank L. Newbauer

Frank L. Newbauer
Secretary